Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Amounts Attributable to Non-Controlling Interests

	2018 £m	2017 £m
PSA Finance UK Limited	151	152

	151	152